Consolidated Statements of Changes in Shareholders' Deficit - 12 months ended Apr. 30, 2025	Common Stock [Member] Common Class A and Class B [Member] USD ($) shares	Common Stock [Member] Common Class A and Class B [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Subscription Receivables [Member] USD ($)	Subscription Receivables [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	USD ($) shares	SGD ($) shares
Balance at Apr. 30, 2024 | $		$ 3,491		$ 9,984,030		$ (37,251)				$ (7,030,066)		$ 2,920,204
Balance, shares at Apr. 30, 2024	25,598,876	25,598,876
Net loss										(5,137,064)	$ (3,934,994)	(5,137,064)
Translation Gain/(Loss) | $								(1,143)				(1,143)
Shares issued during the year		$ 17		255,178							$ 193,000	$ 255,195
Shares issued during the year, shares	128,125	128,125									128,125	128,125
Balance at Apr. 30, 2025	$ 2,687	$ 3,508	$ 7,843,234	$ 10,239,208	$ (28,534)	$ (37,251)	$ (876)	$ (1,143)	$ (9,320,022)	$ (12,167,130)	$ (1,503,511)	$ (1,962,808)
Balance, shares at Apr. 30, 2025	25,727,001	25,727,001